Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2020 Portfolio

March 31, 2019

VIPF2020-QTLY-0519
1.830298.113

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	1,274,719	$41,441,117
VIP Equity-Income Portfolio Initial Class (a)	2,051,781	43,579,820
VIP Growth & Income Portfolio Initial Class (a)	2,548,021	49,762,844
VIP Growth Portfolio Initial Class (a)	616,180	42,387,036
VIP Mid Cap Portfolio Initial Class (a)	391,272	12,059,014
VIP Value Portfolio Initial Class (a)	2,284,354	31,980,959
VIP Value Strategies Portfolio Initial Class (a)	1,327,851	15,628,803
TOTAL DOMESTIC EQUITY FUNDS
(Cost $160,084,525)		236,839,593

International Equity Funds - 20.4%
VIP Emerging Markets Portfolio Initial Class (a)	4,669,090	53,694,541
VIP Overseas Portfolio Initial Class (a)	4,403,360	90,136,784
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $107,462,617)		143,831,325

Bond Funds - 37.6%
Fidelity Inflation-Protected Bond Index Fund (a)	5,130,837	50,230,898
Fidelity Long Term Treasury Bond Index Fund (a)	2,832,818	37,336,542
VIP High Income Portfolio Initial Class (a)	2,594,562	13,725,231
VIP Investment Grade Bond Portfolio Initial Class (a)	12,875,094	163,899,947
TOTAL BOND FUNDS
(Cost $263,211,020)		265,192,618

Short-Term Funds - 8.4%
VIP Government Money Market Portfolio Initial Class 2.25% (a)(b)
(Cost $58,869,663)	58,869,663	58,869,663
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $589,627,825)		704,733,199
NET OTHER ASSETS (LIABILITIES) - 0.0%		(114,078)
NET ASSETS - 100%		$704,619,121

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$46,635,006	$3,742,191	$1,654,112	$49,415	$(7,825)	$1,515,638	$50,230,898
Fidelity Long Term Treasury Bond Index Fund	34,996,167	3,127,045	2,236,746	263,255	(1,872)	1,451,948	37,336,542
VIP Contrafund Portfolio Initial Class	39,199,577	5,392,497	3,965,111	4,808,894	196,518	617,636	41,441,117
VIP Emerging Markets Portfolio Initial Class	50,295,333	885,227	5,146,613	--	220,941	7,439,653	53,694,541
VIP Equity-Income Portfolio Initial Class	41,119,044	4,196,870	3,652,238	2,900,577	(59,424)	1,975,568	43,579,820
VIP Government Money Market Portfolio Initial Class 2.25%	53,825,731	6,968,006	1,924,074	298,433	--	--	58,869,663
VIP Growth & Income Portfolio Initial Class	46,875,944	6,619,246	4,431,054	5,178,624	171,908	526,800	49,762,844
VIP Growth Portfolio Initial Class	40,055,816	3,324,033	4,732,984	2,727,566	265,330	3,474,841	42,387,036
VIP High Income Portfolio Initial Class	13,332,850	492,190	949,686	115,524	(31,118)	880,995	13,725,231
VIP Investment Grade Bond Portfolio Initial Class	152,308,072	12,195,892	5,528,785	699,879	(10,443)	4,935,211	163,899,947
VIP Mid Cap Portfolio Initial Class	11,378,471	1,677,584	1,329,636	1,306,106	(27,699)	360,294	12,059,014
VIP Overseas Portfolio Initial Class	84,951,612	5,033,366	5,914,207	3,292,335	68,034	5,997,979	90,136,784
VIP Value Portfolio Initial Class	30,175,011	2,748,181	3,191,250	2,046,497	226,942	2,022,075	31,980,959
VIP Value Strategies Portfolio Initial Class	14,722,394	1,760,666	1,860,284	1,512,096	(2,237)	1,008,264	15,628,803
Total	$659,871,028	$58,162,994	$46,516,780	$25,199,201	$1,009,055	$32,206,902	$704,733,199

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.